MERGER WITH FRONTLINE 2012 (Details 3) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($) contract $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Amortization of time charter contract value		$ 0	$ (6,799)	$ 816
Amortization of fair value of time charter contract acquired on the merger			$ 6,800	$ 1,300
Reverse acquisition [Member]
Business Acquisition [Line Items]
Number of shares issued to existing shareholders of Frontline 2012 in order to maintain combined company shareholdings | shares	77,794
Closing share price of Frontline 2012 on date of merger (in dollars per share) | $ / shares	$ 7.18
Total purchase price consideration	$ 558,571
Favorable newbuilding contracts	$ 16,523
Golden Ocean Group Limited [Member] | Suzemax Tanker [Member]
Business Acquisition [Line Items]
Number of Newbuilding Contracts | contract	2
Payments to acquire vessels	$ 55,700
Golden Ocean [Member]
Business Acquisition [Line Items]
Favorable newbuilding contracts	$ 16,500